Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories Abstract
Raw materials	$ 1,590	$ 116	$ 79
Finished goods	748	239	$ 11
Total	$ 2,338	$ 355